                       SEMIANNUAL REPORT / APRIL 30, 2002

                          AIM CAPITAL DEVELOPMENT FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                                 [COVER IMAGE]


                   UNION SQUARE GREENMARKET BY PATTI MOLLICA

       SMALL-BUSINESS ENTERPRISES ARE FREQUENTLY FOUND NESTLED AMONG TALL

      SKYSCRAPERS HOUSING LARGE MULTINATIONAL CORPORATIONS. SOME OF THESE

      SMALLER BUSINESSES EVENTUALLY CARVE OUT THEIR OWN PARTICULAR NICHES

      IN THE MARKET AND EXPERIENCE STRONG EARNINGS GROWTH. THAT'S THE KIND

      OF COMPANY WE ENDEAVOR TO OWN IN AIM CAPITAL DEVELOPMENT FUND--SMALL

           AND MID-SIZE FIRMS WITH STRONG LONG-TERM GROWTH PROSPECTS.

================================================================================

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Capital Development Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o Investing in small and mid-size companies may involve greater risk and potential reward than investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Mid-Cap Core Fund Index represents an average of the performance of the 30 largest mid-capitalization core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

    SUPPLEMENT TO
SEMIANNUAL REPORT
    DATED 4/30/02

AIM CAPITAL DEVELOPMENT FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain standards. Performance of Institutional Class shares will differ from performance of Class A, B, and C shares due to differing sales charges and class expenses.

================================================================================

TOTAL RETURNS

For Periods Ended 4/30/02

================================================================================

Inception (3/15/02)        0.23%*

*Because Institutional Class shares of the fund have been offered for less than a year (since 3/15/02), total return shown is cumulative total return that has not been annualized.

================================================================================

TOTAL RETURNS

For Periods Ended 3/31/02 (most recent calendar quarter-end)

================================================================================

Inception (3/15/02)        1.10%*

*Because Institutional Class shares of the fund have been offered for less than a year (since 3/15/02), total return shown is cumulative total return that has not been annualized.

================================================================================

SHARE VALUE       NAV

3/15/02          $17.25
4/30/02          $17.29

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.

AIM Funds Logo

                            A I M Distributors, Inc.                CDV-INS-2

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           In a letter to shareholders in spring 1995 fund reports,
ROBERT H.           before Alan Greenspan had uttered the words "irrational
GRAHAM]             exuberance," we cautioned our investors: "If you are
                    investing in mutual funds with expectations of double-digit returns every year, you will be disappointed. Maybe not today, but sometime in the future."

                       Depending on which AIM funds you own, there is a good
                    possibility you have experienced a loss during the past couple of years, perhaps including the six months covered by this report. Even investors who have not lost money may have been tempted to take their money out of the markets. We at AIM thank you for staying with us during this period.

                       Our nation and our markets have been badly shaken
                    recently: by terrorism and war, by the first recession in a decade, by a two-year bear market for equities, and by a loss of confidence in corporate governance and financial reporting stemming from the Enron collapse. It is obvious that markets got way ahead of themselves during the 1990s. Recall the euphoria about the Dow Jones Industrials breaking through the 10,000 mark. The Dow closed above that mark for the first time on March 29, 1999. As the period covered by this report closed, it was hovering around that mark.

   However, it would be foolish to replace irrational exuberance with equally irrational pessimism. Many of you who have only recently begun investing, perhaps as the markets were peaking in 1999 and 2000, may wonder whether markets ever produce positive returns. Nevertheless, the overwhelming majority of long-term investors, those who have been invested at least five years, are well ahead of where they started.

LONG-TERM OPTIMISM

One of our senior investment officers recently described what he considers the appropriate approach to the current equity markets: "optimism, tempered with rationality." I couldn't agree more. Looking at the long run, I cannot help being optimistic about the prospects for the U.S. economy. A great deal of the world's intellectual capital resides within our borders, and we enjoy a political and business structure that historically has provided unparalleled incentive for hard work and innovation. It takes effort not to be enthusiastic about the long-term state of the U.S. economy, and therefore of our equity markets.

   Beyond domestic equities, there are other investments with attractive potential. The likelihood of stable interest rates is strong, as the Federal Reserve has signaled its neutral stance in light of tame inflation and measured economic growth. Bonds typically do well in such a climate.

   The current international outlook is also favorable. Recent European economic data point to a pickup in manufacturing and consumer confidence. In Asia, export-led recovery is a dominant theme.

    No one, however, is anticipating a return to the heady days of the '90s, and a dose of realistic expectations would do us all well. Over the very long term--since before the Great Depression--domestic equities have produced average annual total returns of approximately 10%; fixed-income investments typically return less.

   As we warned seven years ago, bull markets do end. So do bear markets. The trouble is, no one can predict exactly when. In this environment, we at AIM can only promise to remain focused on two fundamental aspects of our business. The first is a disciplined investment process, which we know is the root of good performance over time. The other is excellent customer service, which you always deserve but probably need even more when markets are as volatile and generally disappointing as they have been lately.

YOUR FUND MANAGERS COMMENT

In the pages that follow, you will find your fund managers' more detailed discussion of factors that influenced your fund.

   Briefly, your fund performed well in an environment where small and mid-size company stocks were in favor. Excluding sales charges, total returns were 17.63% for Class A shares of AIM Capital Development Fund for the six months ended April 30, 2002. Over the same period, comparable funds in the Lipper Mid-Cap Core Fund Index returned only 14.65% on average.

   You can always find timely information about your fund and the markets in general on our Web site, aimfunds.com. We invite you to visit it often. Our Client Services Department can be reached during regular business hours at 800-959-4246.

   Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
June 10, 2002

DESPITE MARKET VOLATILITY, FUND POSTS IMPRESSIVE RETURNS

MID- AND SMALL-CAP STOCKS, PARTICULARLY VALUE ISSUES, PERFORMED WELL DURING THE REPORTING PERIOD. HOW DID AIM CAPITAL DEVELOPMENT FUND FARE?

The fund's emphasis on reasonably priced growth stocks helped it post excellent gains for the reporting period. Excluding sales charges, total returns were 17.63% for Class A shares, 17.23% for Class B and 17.25% for Class C shares for the six months ended April 30, 2002. Over the same period, the Lipper Mid-Cap Core Fund Index returned 14.65%.

WHAT WERE SOME OF THE MAJOR TRENDS IN THE STOCK MARKET?

Despite market volatility, mid- and small-cap stocks performed well during the reporting period. The Federal Reserve Board (the Fed) helped spark a market rally early in the reporting period by cutting the key federal funds rate to 1.75%--its lowest level since 1961--in an effort to pull the economy out of recession. But when the nation's gross domestic product (GDP) grew at a surprisingly strong annualized rate of 1.7% in the fourth quarter of 2001, the Fed hinted that it might raise interest rates in the months ahead to prevent the economy from expanding too rapidly.

   While the shift in Fed policy put a damper on the market rally, investors were more concerned about several high-profile companies' questionable accounting practices, which were thrust into the spotlight early in 2002. Investors were also concerned about mixed economic signals, disappointing corporate earnings and tensions in the Middle East. As a result, the S&P 500, generally regarded as a broad market indicator, posted a modest 2.31% total return for the reporting period.

   Although growth stocks rallied strongly at the end of 2001, they underperformed value stocks for the reporting period. In the uncertain market environment, value stocks were more attractive to investors. Small- and mid-cap value stocks were the best-performing segment of the market. While small- and mid-cap growth stocks posted respectable returns, they underperformed value issues by a wide margin. Large-cap growth stocks were the poorest-performing equity market segment.

HOW DID YOU MANAGE THE FUND?

We continued to apply the investment strategy outlined in the fund's prospectus, which has produced attractive, long-term returns for investors. The fund had considerable exposure to the consumer-discretionary sector, which was a plus for performance. Consumer-discretionary companies, which include restaurants, retailers and auto parts dealers, got a boost from consumer spending, which remained healthy despite economic uncertainties. The stocks of retail apparel and auto parts stores performed particularly well for the fund.

   Over the reporting period, we reduced the fund's exposure to the volatile information-technology sector. While these stocks soared at the outset of the reporting period, they plummeted toward its end. The fund benefited from careful stock selection in this sector.

   We also reduced the fund's health-care holdings, as these stocks tend to underperform in an improving economic environment. The fund benefited from its general avoidance of biotechnology stocks, which fared poorly.

================================================================================

FUND AT A GLANCE

AIM Capital Development Fund seeks long-term growth of capital. The fund seeks to meet its objective through investments in the stocks of small and medium-sized companies.

                                     [PHOTO]

INVESTMENT STYLE: GROWTH-AT-A-REASONABLE PRICE (GARP) (draws on the strength of both value and growth investing to identify companies with strong growth prospects and attractive valuations)

The fund:

o Invests in a diverse mix of small- and medium-size companies with strong and improving fundamentals, including those that may be in out-of-favor sectors or have potential not yet recognized by investors

o Invests in a broadly diversified portfolio to minimize the impact of a downturn in any one industry

================================================================================

FUND VS. INDEX

Total returns for six months ended 4/30/02, excluding sales charges

================================================================================

                                  [BAR CHART]

Fund Class A Shares                  17.63%

Fund Class B Shares                  17.23%

Fund Class C Shares                  17.25%

Lipper Mid-Cap Core Fund Index       14.65%

PORTFOLIO COMPOSITION

As of 4/30/02, based on total net assets

========================================================================================================
TOP 10 HOLDINGS                                        TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------
 1. Advance Auto Parts, Inc.                 1.4%      1. Data Processing Services                 5.1%

 2. Laboratory Corp. of America Holdings     1.3       2. Banks                                    4.0

 3. Express Scripts, Inc.                    1.3       3. Specialty Stores                         3.9

 4. Alliance Data Systems Corp.              1.2       4. IT Consulting & Services                 3.5

 5. Triad Hospitals, Inc.                    1.2       5. Real Estate Investment Trusts            3.4

 6. Compass Bancshares, Inc.                 1.2       6. Health Care Distributors & Services      3.2

 7. Everest Re Group, Ltd. (Bermuda)         1.2       7. Electronic Equipment & Instruments       2.7

 8. Pride International, Inc.                1.2       8. Pharmaceuticals                          2.5

 9. Lamar Advertising Co.                    1.2       9. Leisure Products                         2.5

10. Huntington Bancshares Inc.               1.2      10. Semiconductors                           2.5

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
========================================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/02, including sales charges

================================================================================

                                  [BAR CHART]

CLASS A SHARES
 Inception (6/17/96)                 11.51%
  5 Years                            13.18
  1 Year                             (5.37)

CLASS B SHARES
 Inception (10/1/96)                 10.00%
  5 Years                            13.40
  1 Year                             (5.52)

CLASS C SHARES
 Inception (8/4/97)                   7.83%
  1 Year                             (1.54)

Past performance cannot guarantee comparable future results. Performance of the fund's Class A. Class B and Class C shares will differ due to different sales charges and class expenses. For fund performance calculations and descriptions of the indexes used in this report, please see the inside front cover.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

In addition to returns as of the close of the six-month reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/02, the most recent calendar quarter-end, which were: Class A shares, one year, 4.43%; five years, 13.14%; inception (6/17/96), 11.86%. Class B shares, one year, 4.87%; five years, 13.39%;
inception (10/1/96), 10.37%. Class C shares, one year, 8.88%; inception (8/4/97), 8.22%.

================================================================================

   As of April 30, the fund had 117 holdings, slightly fewer than at the beginning of the reporting period. While mid-cap stocks made up the majority of the fund's holdings, the portfolio also had about a third of its exposure to small-cap stocks. This helped the fund because small-cap stocks were the best-performing segment of the equity market.

CAN YOU NAME A FEW STOCKS THAT PERFORMED WELL FOR THE FUND?

o ROSS STORES, a discount clothing chain, has more than 450 outlets, mostly in the western United States. The company, which sells clothing for men, women and children at significantly reduced prices, reported strong earnings for its most recent fiscal year.

o LEAR is the world's leading supplier of car-seat systems. It also manufactures floor and acoustic systems as well as instrument and door panels. With operations in more than 30 countries, the company sells its products to a significant number of major automakers. Its stock price nearly doubled from the market low in September 2001 to the end of the reporting period.

o ADOBE SYSTEMS was one of the fund's better-performing technology stocks. The company, a leading provider of desktop publishing software, generates most of its revenue from the sale of its Web and print-publishing products. Adobe has boosted sales and product growth through a restructuring effort.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Markets were volatile as investors kept a close eye on developments at home and abroad. While the recession had apparently ended, economic recovery seemed somewhat tentative. Although the nation's GDP grew at a torrid 5.6% annualized rate in the first quarter of 2002, much of this expansion was due to businesses increasing production to replenish depleted inventories--a trend that was unlikely to continue. Moreover, business spending on equipment, buildings and software declined in the first quarter, an indication that the economy was still struggling. The nation's unemployment rate fluctuated modestly during the reporting period and stood at 6.0% in April, as companies were reluctant to expand their payrolls.

   On the more positive side, corporate profit margins, while disappointing in some cases, were improving, and interest rates and inflation were low. Despite slipping in April, consumer confidence generally rose over the reporting period, and consumer spending, which accounts for about two thirds of economic activity, remained healthy.

   There continued to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities. Investors, however, remained cautious as concerns persisted about the economy, corporate accounting practices, and the Middle East.

PORTFOLIO MANAGEMENT TEAM

Edgar M. Larsen
Paul J. Rasplicka


          See important fund and index disclosures inside front cover.

BOND FUNDS CAN DIVERSIFY YOUR PORTFOLIO

Soaring equity markets in the 1990s focused media attention on stocks and stock funds.

   But don't overlook bond funds. Because bonds often behave differently than stocks, adding bond funds to your portfolio can potentially:

o  Reduce the risk associated with investing only in stock funds

o  Enhance total returns

o  Provide a steady source of income

   Here are a few of bonds' more important characteristics.

HOW BONDS DIFFER FROM STOCKS

Stocks represent ownership in a company; bonds are debt obligations. When you buy a bond, you lend money to a government, agency or company. In return, the borrower agrees to pay you back on a specific date. The borrower also agrees to pay you interest, usually at specific intervals, until the obligation is retired.

   A bond's maturity is determined by the date when the entire loan and the last interest payment are due. If a bond was issued on January 1, 2000, and the entire loan must be paid off by January 1, 2030, the bond has a maturity of 30 years.

SEVERAL FACTORS DETERMINE INTEREST RATES, BOND PRICES

Generally, bonds with longer maturities have higher interest rates. That's because there is usually a greater risk that a borrower will default on a loan over a long period than a short period. Also, it is almost impossible to predict economic conditions many years in the future. Hence, bonds with longer maturities usually must offer higher interest rates to attract buyers.

   But probably the most important factor determining a bond's interest rate is the perceived ability of the borrower to repay. Several credit-rating agencies, including Standard & Poor's (S&P), assess this ability and assign a rating to a bond issue. S&P's highest rating is AAA; its lowest is D. Generally, the lower a bond's rating, the higher its interest rate.

   Prevailing interest rates also are important in determining the rates of newly issued bonds and are a key factor affecting bond prices. For instance, if you own a bond with an interest rate of 7% and the current interest rate for new bonds of similar quality and maturity is 6%, your bond is likely to command a price higher than its face value in the marketplace. Conversely, the market price of your bond will likely drop below face value if interest rates for new bonds of similar quality and maturity rise above 7%.

PRICES VS. YIELDS

Bond prices and yields move in opposite directions. That's because a bond's yield is determined by dividing its interest rate by its current market value. For example, if the market price of a bond with a face value of $1,000 and a 10% interest rate drops to $500, its yield rises to 20%.

   In assessing bond-market trends, analysts tend to quote yields rather than prices. Thus, if analysts report that yields are falling, that means prices are rising; if yields are rising, bond prices are falling. While the financial media tend to focus on the U.S. Treasury market, there are other types of bonds.

                                   [GRAPHIC]

U.S. GOVERNMENT/AGENCY ISSUES

U.S. Treasury bills, notes and bonds are considered the safest fixed-income investments because they are backed by the full faith and credit of the U.S. government. Treasury bills have maturities of less than one year; Treasury notes from one to 10 years; Treasury bonds have maturities exceeding 10 years. Historically, the 30-year Treasury has been the benchmark for the performance of the bond market in general. Many analysts now prefer to use the 10-year Treasury note.

   Early in 2000, the U.S. Treasury began buying back its longer-maturity bonds, including its 30-year issues. The federal-government surplus was allowing the Treasury to retire some of its debt prematurely. The perception is that the Treasury may eventually retire all of its 30-year bonds and discontinue issuing them.

   In addition to the Treasury, Congress has authorized certain federal-government agencies, such as the Government National Mortgage Association (Ginnie Mae), to issue marketable debt securities. Agency-like corporations operating under government charters, such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), also issue bonds.

   Government-Sponsored Enterprises (GSEs) like Fannie Mae and Freddie Mac have been the subject of controversy. Though shareholder-owned, Freddie Mac and Fannie Mae operate under federal charters that help ensure that lenders such as savings and loans have enough money to make new loans and keep mortgage rates affordable. Those federal charters exempt GSEs from state and local corporate income taxes, give them a $2.25 billion line of credit with the Treasury and allow them to borrow at lower interest rates than similarly rated corporations. This "implied government guarantee" has been called into question. This GSE debate will likely not be resolved soon.

                                   [GRAPHIC]

MUNICIPAL BONDS

Municipal bonds (munis) are issued by state and local governments, including cities, school districts and similar entities. Income from these bonds is generally exempt from federal income taxes. Additionally, municipal bonds issued in a state are usually exempt from state income taxes in that state. Munis include revenue bonds, which are supported with income from projects (such as toll roads) and general obligation (GO) bonds, which are funded by tax dollars.

   Because they are supported by tax dollars, GO bonds tend to be more susceptible to the political climate than revenue bonds. Sometimes, state and local governments find it difficult to raise taxes to support bond issues. This has been less of an issue recently as many state and local governments have had revenue surpluses. Retiring revenue bonds is largely dependent on the project's ability to generate sufficient income.

                                   [GRAPHIC]

CORPORATE BONDS

Corporate bonds are issued by companies raising money for working capital or for capital expenditures such as plant construction or equipment purchases. U.S. government bonds are generally exempt from state income taxes, and municipal bonds are usually exempt from federal income taxes. Corporate bonds are fully taxable. Corporate bonds, whether investment- or non-investment-grade, generally have higher yields than Treasury issues of the same maturity. The difference between these yields is often referred to as the spread. When yield differentials are significant, spreads are said to be wide; when they are close together, spreads are narrow.

                                   [GRAPHIC]

HIGH-YIELD BONDS

High yield or junk bonds are below investment-grade--that is, they have been assigned a rating of BB or lower from a credit-rating agency such as Standard & Poor's based on an evaluation of the issuer's ability to pay off its indebtedness. High-yield bonds are considered riskier than investment-grade bonds, so they generally have higher interest rates. Junk bonds may include municipal and corporate debt securities and the government bonds of certain nations.

   Unlike other types of bonds, high-yield securities tend to benefit from a robust, rapidly growing economy. When the issuers of high-yield bonds experience greater revenue intake, they are better able to meet their debt obligations. Conversely, high-yield bonds tend to underperform during periods of economic uncertainty when investors tend to prefer higher-quality bonds, particularly Treasuries.

                                   [GRAPHIC]

FOREIGN BONDS

Foreign bonds include debt securities issued by non-U.S. governments, corporations, cities and other entities in both developed and developing nations. They can be denominated in U.S. dollars or foreign currencies. They are fully taxable in the United States, and the strength of the dollar relative to other currencies will affect returns for U.S. investors. It is important to note that investing in developing nations involves greater risk than investing in developed markets.

BOND MUTUAL FUNDS ALSO VARIED

Just as there are different types of bonds, there are different types of bond mutual funds. Some invest in only one type of bond, such as U.S. Treasury securities. Others invest in a variety of issues, such as foreign-government bonds and domestic corporate bonds. Some invest in a combination of stocks and bonds. There are bond funds for both conservative and more aggressive investors.

   When investing in bond funds, remember that an investment's return is linked to its risk. For bond funds, risk is directly related to a fund's maturity and credit structure. The higher the return, the higher the risk. Conversely, relatively safe investments offer relatively lower returns.

   A fund's prospectus and statement of additional information discuss in more detail the types of bonds contained in its portfolio and risk factors associated with these securities.

   Your financial advisor is the best person to contact if you have any questions about investing in bonds or a bond fund.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


                                                                 MARKET
                                                 SHARES          VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-96.48%

ADVERTISING-1.18%

Lamar Advertising Co.(a)                          346,000    $   14,853,780
===========================================================================

AEROSPACE & DEFENSE-0.81%

Goodrich Corp.                                    320,900        10,243,128
===========================================================================

AGRICULTURAL PRODUCTS-0.85%

Bunge Ltd.                                        484,900        10,725,988
===========================================================================

AIR FREIGHT & COURIERS-1.91%

Hunt (J.B.) Transport Services, Inc.(a)           230,600         6,039,414
---------------------------------------------------------------------------
Robinson (C.H.) Worldwide, Inc.                   371,600        11,694,252
---------------------------------------------------------------------------
Ryder System, Inc.                                221,400         6,278,904
===========================================================================
                                                                 24,012,570
===========================================================================

APPAREL RETAIL-2.01%

Abercrombie & Fitch Co.-Class A(a)                398,100        11,943,000
---------------------------------------------------------------------------
Ross Stores, Inc.                                 329,200        13,368,812
===========================================================================
                                                                 25,311,812
===========================================================================

APPLICATION SOFTWARE-2.09%

Cadence Design Systems, Inc.(a)                   309,700         6,342,656
---------------------------------------------------------------------------
Intuit Inc.(a)                                    269,200        10,547,256
---------------------------------------------------------------------------
Secure Computing Corp.(a)                         753,900         9,476,523
===========================================================================
                                                                 26,366,435
===========================================================================

AUTO PARTS & EQUIPMENT-1.95%

Dana Corp.                                        576,600        11,681,916
---------------------------------------------------------------------------
Lear Corp.(a)                                     250,500        12,878,205
===========================================================================
                                                                 24,560,121
===========================================================================

BANKS-4.04%

AmSouth Bancorporation                            285,400         6,481,434
---------------------------------------------------------------------------
Compass Bancshares, Inc.                          425,200        15,209,404
---------------------------------------------------------------------------
Huntington Bancshares Inc.                        724,300        14,696,047
---------------------------------------------------------------------------
Roslyn Bancorp, Inc.                              307,800         7,085,556
---------------------------------------------------------------------------
Sovereign Bancorp, Inc.                           509,500         7,352,085
===========================================================================
                                                                 50,824,526
===========================================================================

BROADCASTING & CABLE TV-1.55%

Cox Radio, Inc.-Class A(a)                        300,000         8,592,000
---------------------------------------------------------------------------
Entercom Communications Corp.(a)                  100,000         5,225,000
---------------------------------------------------------------------------
Mediacom Communications Corp.(a)                  565,500         5,655,000
===========================================================================
                                                                 19,472,000
===========================================================================

BUILDING PRODUCTS-0.89%

American Standard Cos. Inc.(a)                    149,600        11,175,120
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

CASINOS & GAMING-0.99%

Harrah's Entertainment, Inc.(a)                   254,600    $   12,516,136
===========================================================================

CATALOG RETAIL-0.45%

Insight Enterprises, Inc.(a)                      218,550         5,704,155
===========================================================================

COMPUTER & ELECTRONICS RETAIL-1.10%

CDW Computer Centers, Inc.(a)                     252,200        13,820,560
===========================================================================

COMPUTER HARDWARE-0.89%

Apple Computer, Inc.(a)                           460,100        11,166,627
===========================================================================

CONSTRUCTION & ENGINEERING-0.99%

Fluor Corp.                                       302,700        12,510,591
===========================================================================

CONSTRUCTION & FARM MACHINERY-0.90%

Cummins, Inc.                                     267,000        11,360,850
===========================================================================

CONSUMER ELECTRONICS-0.88%

Garmin Ltd. (Cayman Islands)(a)                   495,000        11,142,450
===========================================================================

CONSUMER FINANCE-1.91%

AmeriCredit Corp.(a)                              329,000        12,771,780
---------------------------------------------------------------------------
Metris Cos. Inc.                                  491,900         6,414,376
---------------------------------------------------------------------------
Saxon Capital Acquisition Corp. (Acquired
  07/27/01; Cost $3,120,900)(a)(b)(c)             309,000         4,823,490
===========================================================================
                                                                 24,009,646
===========================================================================

DATA PROCESSING SERVICES-5.10%

Alliance Data Systems Corp.(a)                    630,900        15,551,685
---------------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                        386,400        13,214,880
---------------------------------------------------------------------------
Ceridian Corp.(a)                                 522,200        11,634,616
---------------------------------------------------------------------------
Certegy Inc.(a)                                   267,450        10,377,060
---------------------------------------------------------------------------
DST Systems, Inc.(a)                              272,900        13,486,718
===========================================================================
                                                                 64,264,959
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.00%

Edison Schools Inc.(a)                            204,000         1,046,520
---------------------------------------------------------------------------
Iron Mountain Inc.(a)                             375,000        11,550,000
===========================================================================
                                                                 12,596,520
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-1.61%

Affiliated Managers Group, Inc.(a)                156,100         9,927,960
---------------------------------------------------------------------------
Allied Capital Corp.                              200,800         5,240,880
---------------------------------------------------------------------------
SEI Investments Co.                               152,100         5,124,249
===========================================================================
                                                                 20,293,089
===========================================================================

DIVERSIFIED METALS & MINING-0.49%

Massey Energy Co.                                 416,500         6,226,675
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE

DRUG RETAIL-1.03%

CVS Corp.                                         388,500    $   13,006,980
===========================================================================

ELECTRIC UTILITIES-1.10%

Constellation Energy Group, Inc.                  432,400        13,802,208
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.82%

Rockwell International Corp.                      480,800        10,322,776
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.74%

Itron, Inc.(a)                                    144,600         5,154,990
---------------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                155,300         5,971,285
---------------------------------------------------------------------------
Tektronix, Inc.(a)                                528,400        11,624,800
---------------------------------------------------------------------------
Varian Inc.(a)                                    350,000        11,809,000
===========================================================================
                                                                 34,560,075
===========================================================================

ENVIRONMENTAL SERVICES-1.00%

Republic Services, Inc.(a)                        636,100        12,594,780
===========================================================================

FOOD DISTRIBUTORS-0.61%

Performance Food Group Co.(a)                     212,000         7,638,572
===========================================================================

FOOD RETAIL-1.06%

Winn-Dixie Stores, Inc.                           772,100        13,395,935
===========================================================================

GENERAL MERCHANDISE STORES-2.14%

BJ's Wholesale Club, Inc.(a)                      286,000        12,764,180
---------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                       372,000        14,188,080
===========================================================================
                                                                 26,952,260
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-3.23%

Express Scripts, Inc.(a)                          257,400        16,270,254
---------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           170,200        16,883,840
---------------------------------------------------------------------------
Lincare Holdings Inc.(a)                          237,800         7,485,944
===========================================================================
                                                                 40,640,038
===========================================================================

HEALTH CARE EQUIPMENT-0.97%

Bard (C.R.), Inc.                                 222,400        12,218,656
===========================================================================

HEALTH CARE FACILITIES-1.73%

LifePoint Hospitals, Inc.(a)                      149,100         6,262,200
---------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                          368,700        15,485,400
===========================================================================
                                                                 21,747,600
===========================================================================

HOUSEHOLD APPLIANCES-2.06%

Black & Decker Corp. (The)                        275,000        13,387,000
---------------------------------------------------------------------------
Snap-on Inc.                                      396,900        12,573,792
===========================================================================
                                                                 25,960,792
===========================================================================

INDUSTRIAL MACHINERY-2.01%

Flowserve Corp.(a)                                351,800        12,137,100
---------------------------------------------------------------------------
SPX Corp.(a)                                       98,000        13,195,700
===========================================================================
                                                                 25,332,800
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

IT CONSULTING & SERVICES-3.52%

Affiliated Computer Services, Inc.-Class A(a)     100,000    $    5,407,000
---------------------------------------------------------------------------
Perot Systems Corp.-Class A(a)                    679,100        12,087,980
---------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      412,700        12,281,952
---------------------------------------------------------------------------
Titan Corp. (The)(a)                              635,300        14,522,958
===========================================================================
                                                                 44,299,890
===========================================================================

LEISURE PRODUCTS-2.45%

Brunswick Corp.                                   448,900        12,654,491
---------------------------------------------------------------------------
Hasbro, Inc.                                      782,700        12,507,546
---------------------------------------------------------------------------
Mattel, Inc.                                      275,900         5,694,576
===========================================================================
                                                                 30,856,613
===========================================================================

LIFE & HEALTH INSURANCE-0.69%

Nationwide Financial Services, Inc.-Class A       212,200         8,700,200
===========================================================================

MANAGED HEALTH CARE-2.40%

Anthem, Inc.(a)                                   201,800        13,762,760
---------------------------------------------------------------------------
Caremark Rx, Inc.(a)                              399,200         8,582,800
---------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     251,700         7,928,550
===========================================================================
                                                                 30,274,110
===========================================================================

MOVIES & ENTERTAINMENT-0.42%

Macrovision Corp.(a)                              237,000         5,268,510
===========================================================================

MULTI-UTILITIES-1.68%

Aquila, Inc.                                      501,200         8,039,248
---------------------------------------------------------------------------
Reliant Resources, Inc.(a)                        853,200        13,164,876
===========================================================================
                                                                 21,204,124
===========================================================================

OFFICE ELECTRONICS-0.50%

Zebra Technologies Corp.-Class A(a)               110,900         6,284,703
===========================================================================

OIL & GAS DRILLING-2.25%

GlobalSantaFe Corp.                               385,300        13,520,177
---------------------------------------------------------------------------
Pride International, Inc.(a)                      800,000        14,872,000
===========================================================================
                                                                 28,392,177
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.50%

BJ Services Co.(a)                                334,000        12,271,160
---------------------------------------------------------------------------
Key Energy Services, Inc.(a)                      539,500         6,554,925
===========================================================================
                                                                 18,826,085
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.72%

Devon Energy Corp.                                133,500         6,582,885
---------------------------------------------------------------------------
Kerr-McGee Corp.                                  114,000         6,817,200
---------------------------------------------------------------------------
Murphy Oil Corp.                                   87,100         8,217,885
===========================================================================
                                                                 21,617,970
===========================================================================

PACKAGED FOODS-0.81%

Tyson Foods, Inc.-Class A                         729,400        10,226,188
===========================================================================

PAPER PRODUCTS-0.96%

Bowater Inc.                                      253,000        12,063,040
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE

PHARMACEUTICALS-2.48%

Altana A.G. (Germany)                             246,500    $   13,780,712
---------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                         133,500         5,042,295
---------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                         450,000        12,447,000
===========================================================================
                                                                 31,270,007
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.13%

ACE Ltd. (Bermuda)                                332,617        14,475,492
---------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                 130,800        12,340,980
===========================================================================
                                                                 26,816,472
===========================================================================

PUBLISHING & PRINTING-1.92%

Belo Corp.-Class A                                499,000        11,656,640
---------------------------------------------------------------------------
New York Times Co. (The)-Class A                  268,300        12,492,048
===========================================================================
                                                                 24,148,688
===========================================================================

REAL ESTATE INVESTMENT TRUSTS-3.43%

Annaly Mortgage Management Inc.                   508,800         9,260,160
---------------------------------------------------------------------------
Apartment Investment & Management Co.- Class
  A                                               169,790         8,336,689
---------------------------------------------------------------------------
CarrAmerica Realty Corp.                          394,000        12,655,280
---------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       423,800        12,904,710
===========================================================================
                                                                 43,156,839
===========================================================================

REINSURANCE-1.21%

Everest Re Group, Ltd. (Bermuda)                  223,900        15,202,810
===========================================================================

RESTAURANTS-1.83%

Brinker International, Inc.(a)                    196,900         6,781,236
---------------------------------------------------------------------------
CEC Entertainment Inc.(a)                          80,500         3,719,100
---------------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                       357,700        12,544,539
===========================================================================
                                                                 23,044,875
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.65%

Varian Semiconductor Equipment Associates,
  Inc.(a)                                         175,000         8,176,000
===========================================================================

SEMICONDUCTORS-2.45%

International Rectifier Corp.(a)                  147,100         6,784,252
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
SEMICONDUCTORS-(CONTINUED)

Lattice Semiconductor Corp.(a)                    309,800    $    3,671,130
---------------------------------------------------------------------------
Microchip Technology Inc.(a)                      318,375        14,167,687
---------------------------------------------------------------------------
Semtech Corp.(a)                                  194,700         6,226,506
===========================================================================
                                                                 30,849,575
===========================================================================

SPECIALTY CHEMICALS-0.97%

International Flavors & Fragrances Inc.           380,200        12,242,440
===========================================================================

SPECIALTY STORES-3.91%

Advance Auto Parts, Inc.(a)                       293,500        17,375,200
---------------------------------------------------------------------------
Copart, Inc.(a)                                   743,100        11,436,309
---------------------------------------------------------------------------
Foot Locker, Inc.(a)                              557,500         8,780,625
---------------------------------------------------------------------------
United Rentals, Inc.(a)                           455,500        11,615,250
===========================================================================
                                                                 49,207,384
===========================================================================

SYSTEMS SOFTWARE-1.03%

Adobe Systems Inc.                                323,900        12,943,044
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.43%

Polycom, Inc.(a)                                  260,400         5,369,448
===========================================================================

TOBACCO-1.05%

Loews Corp.-Carolina Group(a)                     401,700        13,183,794
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $957,925,173)                           1,214,956,196
===========================================================================
MONEY MARKET FUNDS-5.02%

STIC Liquid Assets Portfolio(d)                31,612,265        31,612,265
---------------------------------------------------------------------------
STIC Prime Portfolio(d)                        31,612,265        31,612,265
===========================================================================
    Total Money Market Funds (Cost
      $63,224,530)                                               63,224,530
===========================================================================
TOTAL INVESTMENTS-101.50% (Cost
  $1,021,149,703)                                             1,278,180,726
===========================================================================
OTHER ASSETS LESS LIABILITIES-(1.50%)                           (18,864,437)
===========================================================================
NET ASSETS-100.00%                                           $1,259,316,289
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of this security at 04/30/02 represented 0.04% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $1,021,149,703)*                           $1,278,180,726
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,036,350
-----------------------------------------------------------
  Fund shares sold                                2,461,663
-----------------------------------------------------------
  Dividends                                         212,959
-----------------------------------------------------------
Investment for deferred compensation plan            44,246
-----------------------------------------------------------
Collateral for securities loaned                194,174,626
-----------------------------------------------------------
Other assets                                         68,400
===========================================================
    Total assets                              1,477,178,970
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          19,819,838
-----------------------------------------------------------
  Fund shares reacquired                          2,001,905
-----------------------------------------------------------
  Deferred compensation plan                         44,246
-----------------------------------------------------------
  Collateral upon return of securities
    loaned                                      194,174,626
-----------------------------------------------------------
Accrued distribution fees                         1,054,850
-----------------------------------------------------------
Accrued trustees' fees                                1,219
-----------------------------------------------------------
Accrued transfer agent fees                         577,308
-----------------------------------------------------------
Accrued operating expenses                          188,689
===========================================================
    Total liabilities                           217,862,681
===========================================================
Net assets applicable to shares
  outstanding                                $1,259,316,289
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                      $  667,311,353
___________________________________________________________
===========================================================
Class B                                      $  514,326,091
___________________________________________________________
===========================================================
Class C                                      $   77,668,821
___________________________________________________________
===========================================================
Institutional Class                          $       10,024
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          38,615,848
___________________________________________________________
===========================================================
Class B                                          31,108,187
___________________________________________________________
===========================================================
Class C                                           4,700,772
___________________________________________________________
===========================================================
Institutional Class                                     580
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                  $        17.28
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.28 divided by
      94.50%)                                $        18.29
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                    $        16.53
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                    $        16.52
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $        17.29
___________________________________________________________
===========================================================

* At April 30, 2002, securities with an aggregate market value of $193,123,618 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends                                      $  4,614,792
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                             584,505
-----------------------------------------------------------
Interest                                                 98
-----------------------------------------------------------
Security lending income                             445,877
===========================================================
    Total investment income                       5,645,272
===========================================================

EXPENSES:

Advisory fees                                     3,933,972
-----------------------------------------------------------
Administrative services fees                         99,144
-----------------------------------------------------------
Custodian fees                                       51,459
-----------------------------------------------------------
Distribution fees -- Class A                      1,098,885
-----------------------------------------------------------
Distribution fees -- Class B                      2,453,591
-----------------------------------------------------------
Distribution fees -- Class C                        364,483
-----------------------------------------------------------
Transfer agent fees -- Class A                      971,794
-----------------------------------------------------------
Transfer agent fees -- Class B                      764,609
-----------------------------------------------------------
Transfer agent fees -- Class C                      113,583
-----------------------------------------------------------
Trustees' fees                                        6,663
-----------------------------------------------------------
Other                                               241,428
===========================================================
    Total expenses                               10,099,611
===========================================================
Less: Fees waived                                    (6,613)
-----------------------------------------------------------
    Expenses paid indirectly                        (23,708)
===========================================================
    Net expenses                                 10,069,290
===========================================================
Net investment income (loss)                     (4,424,018)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          95,549,875
-----------------------------------------------------------
  Foreign currencies                                (12,048)
-----------------------------------------------------------
  Option contracts written                         (386,619)
===========================================================
                                                 95,151,208
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          97,798,384
-----------------------------------------------------------
  Foreign currencies                                  9,726
-----------------------------------------------------------
  Option contracts written                         (288,960)
===========================================================
                                                 97,519,150
===========================================================
Net gain from investment securities,
  foreign currencies and option contracts       192,670,358
===========================================================
Net increase in net assets resulting from
  operations                                   $188,246,340
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2002              2001
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (4,424,018)   $   (6,818,556)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       95,151,208        (4,802,278)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                     97,519,150      (306,202,141)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  188,246,340      (317,822,975)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --       (96,954,437)
----------------------------------------------------------------------------------------------
  Class B                                                                 --       (81,364,674)
----------------------------------------------------------------------------------------------
  Class C                                                                 --       (11,018,702)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         (9,389,548)       77,378,574
----------------------------------------------------------------------------------------------
  Class B                                                        (16,531,562)       52,952,759
----------------------------------------------------------------------------------------------
  Class C                                                            176,587        13,238,100
----------------------------------------------------------------------------------------------
  Institutional Class                                                 10,000                --
==============================================================================================
    Net increase (decrease) in net assets                        162,511,817      (363,591,355)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,096,804,472     1,460,395,827
==============================================================================================
  End of period                                               $1,259,316,289    $1,096,804,472
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $  924,751,441    $  950,485,964
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (4,486,584)          (62,566)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts           82,020,409       (13,130,799)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                              257,031,023       159,511,873
==============================================================================================
                                                              $1,259,316,289    $1,096,804,472
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of thirteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $11,152,255 as of October 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. Transfer agency expenses directly attributable to the Institutional Class shares are charged to that class' operations. All other expenses, including transfer agency expenses for all classes except the Institutional Class shares, are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended April 30, 2002, AIM waived fees of $6,613.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $99,144 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $974,529 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $1,098,885, $2,453,591 and $364,483, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $91,071 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $1,237 and $3,003 in contingent deferred sales charges imposed on redemptions of Class A and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $4,892 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,758 and reductions in custodian fees of $16,950 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $23,708.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2002, securities with an aggregate value of $193,123,618 were on loan to brokers. The loans were secured by cash collateral of $194,174,626 received by the Fund and invested in affiliated money market funds as follows:
$97,087,313 in STIC Liquid Assets Portfolio and $97,087,313 in STIC Prime Portfolio. For the six months ended April 30, 2002, the Fund received fees of $445,877 for securities lending.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $725,077,737 and $725,354,392, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $286,858,608
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (30,852,029)
===========================================================
Net unrealized appreciation of investment
  securities                                   $256,006,579
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $1,022,174,147.


NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                   ------------------------
                                   NUMBER OF     PREMIUMS
                                   CONTRACTS     RECEIVED
                                   ---------    -----------
Beginning of period                  4,067      $ 1,099,367
-----------------------------------------------------------
Written                              1,750          195,997
-----------------------------------------------------------
Closed                              (4,580)      (1,218,673)
-----------------------------------------------------------
Expired                             (1,237)         (76,691)
===========================================================
End of period                           --      $        --
___________________________________________________________
===========================================================

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    APRIL 30, 2002                OCTOBER 31, 2001
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
                                                              ----------    ------------    -----------    -------------
Sold:
  Class A                                                      5,054,700    $ 83,814,481     10,419,720    $ 176,330,665
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,721,356      27,343,795      3,656,256       60,895,695
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        709,891      11,264,088      1,125,563       18,758,747
------------------------------------------------------------------------------------------------------------------------
  Institutional Class*                                               580          10,000             --               --
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --      5,235,028       90,980,110
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --      4,475,584       75,098,584
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        616,947       10,344,899
========================================================================================================================
Reacquired:
  Class A                                                     (5,683,169)    (93,204,029)   (11,277,708)    (189,932,201)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,803,183)    (43,875,357)    (5,128,289)     (83,041,520)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (700,621)    (11,087,501)      (974,815)     (15,865,546)
========================================================================================================================
                                                              (1,700,446)   $(25,734,523)     8,148,286    $ 143,569,433
________________________________________________________________________________________________________________________
========================================================================================================================

* Institutional Class shares commenced sales on March 15, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   CLASS A
                                                ------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                                 APRIL 30,            --------------------------------------------------------
                                                  2002(a)               2001        2000      1999(a)     1998(a)     1997(a)
                                                ----------------      --------    --------    --------    --------    --------
Net asset value, beginning of period                $  14.69          $  21.79    $  15.24    $  12.89    $  14.57    $  11.09
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.04)            (0.04)      (0.13)      (0.10)      (0.06)      (0.10)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                            2.63             (4.27)       6.68        2.45       (1.62)       3.58
==============================================================================================================================
    Total from investment operations                    2.59             (4.31)       6.55        2.35       (1.68)       3.48
==============================================================================================================================
Less distributions from net realized gains                --             (2.79)         --          --          --          --
==============================================================================================================================
Net asset value, end of period                      $  17.28          $  14.69    $  21.79    $  15.24    $  12.89    $  14.57
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                        17.63%           (21.76)%     42.98%      18.23%     (11.53)%     31.38%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $667,311          $576,660    $759,838    $579,514    $717,263    $577,685
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                 1.39%(c)          1.33%       1.28%       1.38%       1.28%       1.33%(d)
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (0.43)%(c)        (0.21)%     (0.60)%     (0.70)%     (0.40)%     (0.83)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                   64%              130%        101%        117%         78%         41%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $633,137,784.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 1.38%.


                                                                                   CLASS B
                                                ------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                                 APRIL 30,            --------------------------------------------------------
                                                  2002(a)               2001        2000      1999(a)     1998(a)     1997(a)
                                                ----------------      --------    --------    --------    --------    --------
Net asset value, beginning of period                $  14.10          $  21.16    $  14.90    $  12.70    $  14.46    $  11.08
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.08)            (0.15)      (0.26)      (0.20)      (0.16)      (0.20)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                            2.51             (4.12)       6.52        2.40       (1.60)       3.58
==============================================================================================================================
    Total from investment operations                    2.43             (4.27)       6.26        2.20       (1.76)       3.38
==============================================================================================================================
Less distributions from net realized gains                --             (2.79)         --          --          --          --
==============================================================================================================================
Net asset value, end of period                      $  16.53          $  14.10    $  21.16    $  14.90    $  12.70    $  14.46
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                        17.23%           (22.29)%     42.01%      17.32%     (12.17)%     30.51%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $514,326          $454,018    $617,576    $451,508    $493,993    $297,623
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                 2.04%(c)          1.99%       1.99%       2.12%       2.02%       2.09%(d)
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (1.09)%(c)        (0.87)%     (1.30)%     (1.44)%     (1.14)%     (1.59)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                   64%              130%        101%        117%         78%         41%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $494,784,986.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.14%.


                                                                                  CLASS C
                                              --------------------------------------------------------------------------------
                                                                                                                AUGUST 4, 1997
                                                                                                                (DATE SALES
                                              SIX MONTHS ENDED               YEAR ENDED OCTOBER 31,             COMMENCED) TO
                                               APRIL 30,            ----------------------------------------    OCTOBER 31,
                                                2002(a)              2001       2000      1999(a)     1998       1997(a)
                                              ----------------      -------    -------    -------    -------    --------------
Net asset value, beginning of period              $  14.10          $ 21.15    $ 14.89    $12.69     $ 14.45       $ 13.48
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.08)           (0.14)     (0.25)    (0.20)      (0.16)        (0.06)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          2.50            (4.12)      6.51      2.40       (1.60)         1.03
==============================================================================================================================
    Total from investment operations                  2.42            (4.26)      6.26      2.20       (1.76)         0.97
==============================================================================================================================
Less distributions from net realized gains              --            (2.79)        --        --          --            --
==============================================================================================================================
Net asset value, end of period                    $  16.52          $ 14.10    $ 21.15    $14.89     $ 12.69       $ 14.45
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                      17.16%          (22.24)%    42.04%    17.34%     (12.18)%        7.20%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $ 77,669          $66,127    $82,982    $53,832    $48,293       $12,195
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets               2.04%(c)         1.99%      1.99%     2.12%       2.02%         2.14%(d)(e)
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (1.09)%(c)       (0.87)%    (1.30)%   (1.44)%     (1.14)%       (1.69)%(d)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                 64%             130%       101%      117%         78%           41%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $73,500,767.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.19%.

                                                                INSTITUTIONAL
                                                                    CLASS
                                                                --------------
                                                                MARCH 15, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                  APRIL 30,
                                                                     2002
                                                                --------------
Net asset value, beginning of period                                $17.25
------------------------------------------------------------------------------
Income from investment operations:
  Net gains on securities (both realized and unrealized)              0.04
==============================================================================
Net asset value, end of period                                      $17.29
______________________________________________________________________________
==============================================================================
Total return(a)                                                       0.23%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   10
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets                               0.86%(b)
==============================================================================
Ratio of net investment income to average net assets                  0.10%(b)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate                                                 64%
______________________________________________________________________________
==============================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $10,062.

BOARD OF TRUSTEES                                 OFFICERS                                  OFFICE OF THE FUND

Robert H. Graham                                  Robert H. Graham                          11 Greenway Plaza
                                                  Chairman and President                    Suite 100
Frank S. Bayley                                                                             Houston, TX 77046
                                                  Carol F. Relihan
Bruce L. Crockett                                 Senior Vice President and Secretary       INVESTMENT ADVISOR

Albert R. Dowden                                  Gary T. Crum                              A I M Advisors, Inc.
                                                  Senior Vice President                     11 Greenway Plaza
Edward K. Dunn Jr.                                                                          Suite 100
                                                  Dana R. Sutton                            Houston, TX 77046
Jack M. Fields                                    Vice President and Treasurer
                                                                                            TRANSFER AGENT
Carl Frischling                                   Stuart W. Coco
                                                  Vice President                            A I M Fund Services, Inc.
Prema Mathai-Davis                                                                          P.O. Box 4739
                                                  Melville B. Cox                           Houston, TX 77210-4739
Lewis F. Pennock                                  Vice President
                                                                                            CUSTODIAN
Ruth H. Quigley                                   Edgar M. Larsen
                                                  Vice President                            State Street Bank and Trust Company
Louis S. Sklar                                                                              225 Franklin Street
                                                                                            Boston, MA 02110

                                                                                            COUNSEL TO THE FUND

                                                                                            Ballard Spahr
                                                                                            Andrews & Ingersoll, LLP
                                                                                            1735 Market Street
                                                                                            Philadelphia, PA 19103

                                                                                            COUNSEL TO THE TRUSTEES

                                                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                                                            919 Third Avenue
                                                                                            New York, NY 10022

                                                                                            DISTRIBUTOR

                                                                                            A I M Distributors, Inc.
                                                                                            11 Greenway Plaza
                                                                                            Suite 100
                                                                                            Houston, TX 77046

                                  EQUITY FUNDS

   DOMESTIC EQUITY FUNDS                 INTERNATIONAL/GLOBAL EQUITY FUNDS                  A I M Management Group Inc. has provided
                                                                                            leadership in the mutual fund industry
                                                                                            since 1976 and manages approximately
     MORE AGGRESSIVE                             MORE AGGRESSIVE                            $158 billion in assets for more than 9
                                                                                            million shareholders, including
AIM Small Cap Opportunities(1)          AIM Developing Markets                              individual investors, corporate clients
AIM Mid Cap Opportunities(1)            AIM European Small Company                          and financial institutions.*
AIM Large Cap Opportunities(1)          AIM Asian Growth
AIM Emerging Growth                     AIM International Emerging Growth                       The AIM Family of Funds--Registered
AIM Small Cap Growth(2)                 AIM Global Aggressive Growth                        Trademark-- is distributed nationwide.
AIM Aggressive Growth                   AIM European Development                            AIM is a subsidiary of AMVESCAP PLC,
AIM Mid Cap Growth                      AIM Euroland Growth                                 one of the world's largest independent
AIM Dent Demographic Trends             AIM International Equity                            financial services companies with $400
AIM Constellation                       AIM Global Growth                                   billion in assets under management.*
AIM Large Cap Growth                    AIM Worldwide Spectrum
AIM Weingarten                          AIM Global Trends
AIM Small Cap Equity                    AIM International Value(4)
AIM Capital Development
AIM Mid Cap Equity                                MORE CONSERVATIVE
AIM Select Equity(3)
AIM Value II                                    SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                                     MORE AGGRESSIVE
AIM Mid Cap Basic Value
AIM Large Cap Core Equity               AIM New Technology
AIM Charter                             AIM Global Telecommunications and Technology
AIM Basic Value                         AIM Global Energy(5)
AIM Large Cap Basic Value               AIM Global Infrastructure
AIM Balanced                            AIM Global Financial Services
AIM Basic Balanced                      AIM Global Health Care
                                        AIM Global Utilities
    MORE CONSERVATIVE                   AIM Real Estate(6)

                                                    MORE CONSERVATIVE

                      FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS             TAX-FREE FIXED-INCOME FUNDS

     MORE AGGRESSIVE                            MORE AGGRESSIVE

AIM High Yield II                       AIM High Imcome Municipal
AIM High Yield                          AIM Municipal Bond
AIM Strategic Income                    AIM Tax-Free Intermediate
AIM Income                              AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                           MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

     MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

* As of 3/31/02                                      [AIM LOGO APPEARS HERE]
                                                     --Registered Trademark--
                                                     INVEST WITH DISCIPLINE
                                                     --Registered Trademark--

                                                                      CDV-SAR-1

A I M DISTRIBUTORS, INC.